Investment Portfolio	as of June 30, 2022 (Unaudited)
DWS CROCI® U.S. Fund
	Shares	Value ($)

Common Stocks 99.5%
Communication Services 8.0%
Interactive Media & Services 5.2%
Alphabet, Inc. "A"*	14,103	30,734,104
Media 2.8%
Fox Corp. "A"	516,054	16,596,296
Consumer Discretionary 10.5%
Hotels, Restaurants & Leisure 1.1%
Boyd Gaming Corp.	129,369	6,436,108
Household Durables 4.3%
D.R. Horton, Inc.	232,973	15,420,483
Garmin Ltd.	106,016	10,416,072
		25,836,555
Internet & Direct Marketing Retail 0.9%
eBay, Inc.	125,233	5,218,459
Specialty Retail 3.7%
AutoNation, Inc.*	50,857	5,683,778
Bath & Body Works, Inc.	83,798	2,255,842
Best Buy Co., Inc.	47,944	3,125,469
Lowe's Companies, Inc.	42,601	7,441,117
Signet Jewelers Ltd.	65,751	3,515,049
		22,021,255
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.*	68,042	2,790,402
Consumer Staples 3.8%
Food & Staples Retailing 1.0%
Kroger Co.	122,594	5,802,374
Food Products 1.5%
The J.M. Smucker Co.	18,364	2,350,776
Tyson Foods, Inc. "A"	77,095	6,634,796
		8,985,572
Tobacco 1.3%
Altria Group, Inc.	182,090	7,605,899
Energy 2.6%
Oil, Gas & Consumable Fuels
ConocoPhillips	34,302	3,080,663
Coterra Energy, Inc.	57,077	1,472,016
EOG Resources, Inc.	38,116	4,209,531

ONEOK, Inc. (a)	35,625	1,977,187
Pioneer Natural Resources Co.	21,797	4,862,475
		15,601,872
Financials 12.2%
Banks 4.8%
Bank of America Corp.	195,021	6,071,004
JPMorgan Chase & Co.	123,831	13,944,609
U.S. Bancorp.	191,249	8,801,279
		28,816,892
Capital Markets 1.5%
Bank of New York Mellon Corp.	88,865	3,706,559
State Street Corp.	89,436	5,513,729
		9,220,288
Consumer Finance 5.9%
Capital One Financial Corp.	134,036	13,965,211
Discover Financial Services	144,122	13,631,059
Synchrony Financial	261,562	7,224,342
		34,820,612
Health Care 25.8%
Biotechnology 7.3%
AbbVie, Inc.	83,050	12,719,938
Biogen, Inc.*	18,819	3,837,947
Gilead Sciences, Inc.	93,869	5,802,043
Regeneron Pharmaceuticals, Inc.*	28,656	16,939,421
Vertex Pharmaceuticals, Inc.*	13,944	3,929,280
		43,228,629
Health Care Equipment & Supplies 0.6%
Hologic, Inc.*	55,804	3,867,217
Health Care Providers & Services 3.5%
HCA Healthcare, Inc.	29,080	4,887,185
Laboratory Corp. of America Holdings	38,777	9,087,778
Quest Diagnostics, Inc.	40,373	5,368,801
Tenet Healthcare Corp.*	25,929	1,362,828
		20,706,592
Pharmaceuticals 14.4%
Bristol-Myers Squibb Co.	411,269	31,667,713
Johnson & Johnson	175,667	31,182,649
Merck & Co., Inc.	28,678	2,614,573
Pfizer, Inc.	388,185	20,352,540
		85,817,475
Industrials 3.2%
Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	19,125	1,938,701
Expeditors International of Washington, Inc.	172,870	16,847,910
		18,786,611
Information Technology 27.7%
Communications Equipment 1.5%
Cisco Systems, Inc.	208,335	8,883,404

Electronic Equipment, Instruments & Components 1.1%
Flex Ltd.*	104,838	1,517,006
Jabil, Inc.	91,684	4,695,138
		6,212,144
IT Services 8.5%
Amdocs Ltd.	199,377	16,610,098
Cognizant Technology Solutions Corp. "A"	171,768	11,592,622
International Business Machines Corp.	53,521	7,556,630
SS&C Technologies Holdings, Inc.	253,164	14,701,234
		50,460,584
Semiconductors & Semiconductor Equipment 7.4%
Applied Materials, Inc.	82,851	7,537,784
Broadcom, Inc.	17,956	8,723,204
KLA Corp.	15,716	5,014,661
Lam Research Corp.	9,531	4,061,636
Micron Technology, Inc.	154,035	8,515,055
QUALCOMM, Inc. (a)	65,470	8,363,138
Teradyne, Inc.	21,987	1,968,936
		44,184,414
Software 5.3%
Microsoft Corp.	84,246	21,636,900
Oracle Corp.	142,592	9,962,903
		31,599,803
Technology Hardware, Storage & Peripherals 3.9%
Apple, Inc.	138,726	18,966,619
Hewlett Packard Enterprise Co.	124,169	1,646,481
HP, Inc.	78,766	2,581,949
		23,195,049
Materials 5.7%
Chemicals 3.5%
LyondellBasell Industries NV "A"	161,393	14,115,432
Olin Corp.	119,287	5,520,602
The Mosaic Co.	27,925	1,318,898
		20,954,932
Containers & Packaging 0.3%
Westrock Co.	40,321	1,606,389
Metals & Mining 1.9%
Freeport-McMoRan, Inc.	113,445	3,319,401
Nucor Corp.	77,362	8,077,366
		11,396,767
Total Common Stocks (Cost $623,733,827)		591,386,698

Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c) (Cost $2,945,780)	2,945,780	2,945,780

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.36% (b) (Cost $2,771,067)	2,771,067	2,771,067

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $629,450,674)	100.5	597,103,545
Other Assets and Liabilities, Net	(0.5)	(2,815,581)
Net Assets	100.0	594,287,964
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.5%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c)
11,815,247	—	8,869,467 (d)	—	—	1,680	—	2,945,780	2,945,780
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 1.36% (b)
1,533,116	38,215,899	36,977,948	—	—	7,090	—	2,771,067	2,771,067
13,348,363	38,215,899	45,847,415	—	—	8,770	—	5,716,847	5,716,847
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $2,576,460, which is 0.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$591,386,698	$—	$—	$591,386,698
Short-Term Investments (a)	5,716,847	—	—	5,716,847
Total	$597,103,545	$—	$—	$597,103,545
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCUS-PH3
R-080548-1 (1/23)